Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale - Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,407	$ 18,303
ECL coverage	26.10%	31.40%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,696	$ 5,387
Collateral value	$ 921	$ 352
ECL coverage	3.90%	6.80%
Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,790	$ 3,787
ECL coverage	3.90%	7.10%
Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,653	$ 1,107
ECL coverage	3.90%	5.20%
Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,253	$ 493
ECL coverage	3.70%	8.10%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,711	$ 12,916
Collateral value	$ 1,203	$ 1,623
ECL coverage	39.50%	41.70%
Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,239	$ 8,062
ECL coverage	47.10%	49.70%
Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,335	$ 2,003
ECL coverage	13.30%	18.10%
Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,137	$ 2,851
ECL coverage	38.70%	35.60%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,521	$ 5,254
ECL coverage	13.50%	21.20%
– UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,984	$ 1,269
Collateral value	$ 40	$ 83
ECL coverage	3.90%	8.70%
– UK | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,587	$ 924
ECL coverage	3.10%	8.70%
– UK | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 259	$ 171
ECL coverage	6.60%	9.40%
– UK | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 138	$ 174
ECL coverage	8.00%	9.20%
– UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,537	$ 3,985
Collateral value	$ 186	$ 337
ECL coverage	17.70%	25.20%
– UK | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,007	$ 2,847
ECL coverage	21.50%	29.10%
– UK | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,212	$ 585
ECL coverage	3.40%	7.90%
– UK | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 318	$ 553
ECL coverage	35.50%	23.10%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,771	$ 1,990
ECL coverage	43.80%	40.20%
– Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 122	$ 145
Collateral value	$ 6	$ 13
ECL coverage	20.50%	18.60%
– Hong Kong | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79	$ 103
ECL coverage	30.40%	25.20%
– Hong Kong | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32	$ 15
ECL coverage	0.00%	0.00%
– Hong Kong | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 27
ECL coverage	0.00%	3.70%
– Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,649	$ 1,845
Collateral value	$ 358	$ 322
ECL coverage	45.60%	41.80%
– Hong Kong | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 736	$ 865
ECL coverage	74.30%	66.00%
– Hong Kong | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 297	$ 388
ECL coverage	9.10%	11.60%
– Hong Kong | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 616	$ 592
ECL coverage	28.90%	26.40%
– less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 803	$ 269
ECL coverage	3.50%	4.10%
– less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 604	$ 644
ECL coverage	20.90%	24.20%
– less than 50% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 113	$ 29
ECL coverage	6.20%	10.30%
– less than 50% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 249	$ 151
ECL coverage	4.80%	8.60%
– less than 50% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 1
ECL coverage	0.00%	0.00%
– less than 50% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75	$ 84
ECL coverage	0.00%	6.00%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 583	$ 480
ECL coverage	3.80%	6.30%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,166	$ 538
ECL coverage	6.70%	18.80%
– 51% to 75% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 110	$ 87
ECL coverage	8.20%	6.90%
– 51% to 75% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 786	$ 182
ECL coverage	1.40%	12.60%
– 51% to 75% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.00%	0.00%
– 51% to 75% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 168	$ 139
ECL coverage	14.90%	5.00%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 116	$ 140
ECL coverage	5.20%	5.00%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 295	$ 327
ECL coverage	11.50%	15.00%
– 76% to 90% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23	$ 13
ECL coverage	4.30%	23.10%
– 76% to 90% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 115	$ 211
ECL coverage	9.60%	1.90%
– 76% to 90% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29	$ 14
ECL coverage	0.00%	0.00%
– 76% to 90% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26	$ 83
ECL coverage	0.00%	34.90%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 151	$ 218
ECL coverage	5.30%	4.10%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 270	$ 494
ECL coverage	27.40%	11.30%
– 91% to 100% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 42
ECL coverage	0.00%	9.50%
– 91% to 100% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 41
ECL coverage	9.70%	14.60%
– 91% to 100% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 82
ECL coverage	3.60%	4.90%